Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Inventories [Abstract]
Schedule of Current Inventories

	2024	2023
Raw materials	101,510	76,440
Finished goods (Note 5)	188,154	179,611
	289,664	256,051